Corporate Expenses (Tables)	6 Months Ended
Dec. 31, 2024
Corporate Expenses [Abstract]
Schedule of Corporate Expenses
	Consolidated
	December 2024	December 2023
	$	$
Accounting expense	104,235	46,255
Professional Fees	11,226	33,039
Management Fees	—	19,125
Audit fees	19,321	—
Entertainment	32,968	—
Insurance	88,879	—
Investor Relation	110,316	—
Public Relation Fee	89,798	—
	456,743	98,419